Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 201
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Supplemental Schedule
L.B. Foster Company
401(k) and Profit Sharing Plan

EIN #25-1324733 Plan #201

Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment	(d) Cost	(e) Fair Market Value
	Fidelity Investments:
*	Government Income Fund	Mutual fund	N/A	$503,337
*	Balanced Fund – Class K6	Mutual fund	N/A	3,419,180
*	Low Price Stock Fund – Class K6	Mutual fund	N/A	1,887,339
*	International Discovery Fund – Class K6	Mutual fund	N/A	1,928,294
*	Total Bond Fund	Mutual fund	N/A	2,339,065
*	Capital Appreciation Fund – Class K	Mutual fund	N/A	1,711,221
*	Contrafund – Class K6	Mutual fund	N/A	4,207,569
*	Extended Market Index Fund	Mutual fund	N/A	1,000,715
*	International Index Fund	Mutual fund	N/A	2,247,731
*	Small Cap Index Fund	Mutual fund	N/A	489,502
*	U.S. Bond Index Fund	Mutual fund	N/A	1,207,190
*	500 Index Fund	Mutual fund	N/A	14,681,154
*	Freedom Retirement Fund – Class K	Mutual fund	N/A	5,430
*	Emerging Markets Index Fund	Mutual fund	N/A	633,321
*	Freedom 2010 – Class K	Mutual fund	N/A	36,515
*	Freedom 2015 – Class K	Mutual fund	N/A	18,683
*	Freedom 2020 – Class K	Mutual fund	N/A	1,266,895
*	Freedom 2025 – Class K	Mutual fund	N/A	3,499,605
*	Freedom 2030 – Class K	Mutual fund	N/A	10,309,828
*	Freedom 2035 – Class K	Mutual fund	N/A	5,802,431
*	Freedom 2040 – Class K	Mutual fund	N/A	7,204,651
*	Freedom 2045 – Class K	Mutual fund	N/A	6,621,151
*	Freedom 2050 – Class K	Mutual fund	N/A	4,835,525
*	Freedom 2055 – Class K	Mutual fund	N/A	3,284,172
*	Freedom 2060 – Class K	Mutual fund	N/A	1,691,536
*	Freedom 2065 – Class K	Mutual fund	N/A	893,155
*	Freedom 2070 – Class K	Mutual fund	N/A	18,654
*	Government Money Market Fund - Class K6	Mutual fund	N/A	2,204,001
*	Managed Income Portfolio Fund – Class 2	Stable value collective trust fund	N/A	1,096,158
	Glenmede Small Cap EQ IS Fund	Mutual fund	N/A	904,489
	MFS Value Fund – Class R6	Mutual fund	N/A	2,465,912
	PGIM Jennison Mid-Cap Growth Fund – Class R6	Mutual fund	N/A	625,950
	Janus Henderson Triton Fund – Class N	Mutual fund	N/A	842,105
	PIMCO Real Return Fund Institutional Class	Mutual fund	N/A	454,354
	AS SPL Small Cap Value - Class R6	Mutual fund	N/A	469,642
	GQG Partners Emerging Markets Equity - Class R6	Mutual fund	N/A	347,877
	Touchstone Large Cap Focused Fund – Class A	Mutual fund	N/A	3,600,509
	Self Directed Brokerage Accounts	Various	N/A	5,610,560
				$100,365,406
L.B. Foster Company
401(k) and Profit Sharing Plan

EIN #25-1324733 Plan #201

Schedule H, Line 4i – Schedule of Assets
(Held at End of Year) (continued)

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment	(d) Cost	(e) Fair Market Value
	L.B. Foster Company:
*	Stock Fund	Common stock	N/A	$1,771,926
*	Money Market Account	Stock Purchase Account	N/A	3,138
				1,775,064
*	Participant loans	Participant loans, interest rates ranging from 4.25% to 9.5%, maturities ranging from six months to ten years	—	1,624,827
				$103,765,297

*	Party in interest as defined by ERISA.
N/A	Cost omitted for participant directed investments.